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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-2151
                  --------------------------------------------

                                BANCROFT FUND LTD.
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               (Exact name of registrant as specified in charter)

               65 Madison Avenue, Morristown, New Jersey 07960-7308
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               (Address of principal executive offices) (Zip code)

                               Thomas H. Dinsmore
                               Bancroft Fund Ltd.
                               65 Madison Avenue
                       Morristown, New Jersey 07960-7308
                     (Name and address of agent for service)

                                    Copy to:
                              Martha J. Hays, Esq.
                      Ballard Spahr Andrews & Ingersoll, LLP
                               1735 Market Street
                          Philadelphia, PA 19103-7599

Registrant's telephone number, including area code: 973-631-1177

Date of fiscal year end:  October 31

Date of reporting period:  June 30, 2006

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Item 1. Proxy Voting Record

Issuer: Valero Energy Corp.
Ticker symbol: VLO
CUSIP: 91913Y407
Meeting date: 04/27/2006

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Jerry D. Choate           Management    YES      FOR     FOR

1-02. Election of Director: William R. Klesse         Management    YES      FOR     FOR

1-03. Election of Director: Doanald L. Nickles        Management    YES      FOR     FOR

1-04. Election of Director: Susan Kaufman Purcell     Management    YES      FOR     FOR

2. Ratification of the appointment of                 Management    YES      FOR     FOR
   independent auditors for 2006

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Issuer: Huntsman Corp.
Ticker symbol: HUN
CUSIP: 447011206
Meeting date: 05/04/2006

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Peter R. Huntsman         Management    YES      FOR     FOR

1-02. Election of Director: Wayne A. Reaud            Management    YES      FOR     FOR

1-03. Election of Director: Alvin V. Shoemaker        Management    YES      FOR     FOR

2. Ratification of the appointment of                 Management    YES      FOR     FOR
   independent auditors for 2006

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Issuer: E*TRADE Financial Corp.
Ticker symbol: ET
CUSIP: 269246104
Meeting date: 05/25/2006

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Michael K. Parks          Management    YES      FOR     FOR

1-02. Election of Director: Lewis E. Randall          Management    YES      FOR     FOR

1-03. Election of Director: Stephen H. Willard        Management    YES      FOR     FOR

2. Ratification of the appointment of                 Management    YES      FOR     FOR
   independent auditors for 2006

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Issuer: Ionatron, Inc.
Ticker symbol: IOTN
CUSIP: 462070103
Meeting date: 05/21/2006

                                                                                     For/
                                                      Proposed     Voted     Vote    Against
Matter Voted On                                          By     (Yes or No)  Cast    Mgmt.
--------------------------------------------------------------------------------------------
1-01. Election of Director: Thomas C. Dearmin         Management    YES      FOR     FOR

1-02. Election of Director: George P. Farley          Management    YES      FOR     FOR

2. Amendment to the Certificate of Incorporation      Management    YES      FOR     FOR

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bancroft Fund Ltd.
By /s/Thomas H. Dinsmore
Thomas H. Dinsmore
Principal Executive Officer
Date: July 26, 2006